MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

                      Supplement dated June 29, 2004
         to the Statement of Additional Information dated May 1, 2004

Non-fundamental investment restriction b on page 27 and footnote 5 thereto on page 29 each is deleted in its entirety and replaced with the following non-fundamental investment restriction pursuant to which each series of Merrill Lynch Variable Series Funds, Inc. may not:

	(b) Make short sales of securities or maintain a short position, except to the extent permitted under the Prospectus and Statement of Additional Information for the American Balanced V.I. Fund, Core Bond V.I. Fund, High Current Income V.I. Fund, Government Bond V.I. Fund and Small Cap Value V.I. Fund and by applicable law. No Fund, other than the American Balanced V.I. Fund, Core Bond V.I. Fund, High Current Income V.I. Fund, Government Bond V.I. Fund and Small Cap Value V.I. Fund, currently intends to engage in short sales or maintain a short position, except for short sales "against the box," and Global Allocation V.I. Fund may make short sales that are covered by securities convertible or exchangeable into the security which is being sold short.(5)

(5) The American Balanced V.I. Fund, Basic Value V.I. Fund, Core Bond V.I. Fund, Fundamental Growth V.I. Fund, Global Allocation V.I. Fund, Global Growth V.I. Fund, High Current Income V.I. Fund, Government Bond V.I. Fund, Large Cap Core V.I. Fund, Large Cap Growth V.I. Fund, Utilities & Telecommunications V.I. Fund and Small Cap Value V.I. Fund may maintain short positions in forward currency contracts, options, futures contracts and options on futures contracts.

The section entitled "Short Sales" on page 14 also is amended to include Government Bond V.I. Fund and High Current Income V.I. Fund in the list of funds that may engage in short sale transactions.

In addition, the section entitled "Foreign Securities" on page 3 is amended to include Government Bond V.I. Fund in the list of funds that may invest in foreign securities and the section entitled "Foreign Exchange Transactions" is amended to include Core Bond V.I. Fund in the list of funds that may engage in foreign exchange transactions.

The section entitles "Reverse Repurchase Agreements" on page 24 is amended to include Core Bond V.I. Fund and Government Bond V.I. Fund in the list of funds that may invest in reverse repurchase agreements.